CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net sales	$ 50,374	304,950	372,866	537,645
Cost of sales	52,922	320,375	375,973	452,173
Gross (loss) margin	(2,548)	(15,425)	(3,107)	85,472
Operating expenses:
Selling expenses	2,782	16,839	18,212	19,930
Administrative expenses	5,307	32,130	32,389	34,806
Goodwill impairment	0	0	10,276	0
Total operating expenses	8,089	48,969	60,877	54,736
Operating (loss) income	(10,637)	(64,394)	(63,984)	30,736
Other income (expense):
- Interest income	169	1,024	1,022	2,612
- Interest expense	(1,667)	(10,094)	0	(10,227)
- Others income (expense), net	744	4,505	798	1,872
Total other income (expense)	(754)	(4,565)	1,820	(5,743)
(Loss) Income before provision for income taxes	(11,391)	(68,959)	(62,164)	24,993
Income tax benefit (expense)	1,653	10,007	7,727	(3,955)
Net (Loss) income	(9,738)	(58,952)	(54,437)	21,038
Net income (Loss) attributable to noncontrolling interests	3	19	(10)	(43)
Net (loss) income attributable to the Company	(9,741)	(58,971)	(54,427)	21,081
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	4	22	8	39
- Foreign currency translation adjustments attributable to the Company	7	44	(8)	44
Comprehensive income (loss) attributable to non-controlling interest	7	41	(2)	(4)
Comprehensive (loss) income attribute to the Company	$ (9,734)	(58,927)	(54,435)	21,125
(Loss) Earnings per share, Basic and diluted	$ (0.74)	(4.51)	(4.17)	1.61
Weighted average number ordinary shares, Basic and diluted	13,062,500	13,062,500	13,062,500	13,062,500